Revenue Disaggregation - Schedule of Disaggregated Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 6,504,000	$ 6,475,000	$ 13,748,000	$ 12,825,000	$ 25,580,000	$ 18,213,000
Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,603,000	3,863,000	7,114,000	7,621,000	13,824,000	8,941,000
Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,901,000	2,612,000	6,634,000	5,204,000	11,756,000	9,272,000
RF/microwave filters
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	560,000	1,076,000	2,071,000	2,291,000	4,905,000	4,330,000
Detector logarithmic video amplifiers
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	692,000	73,000	692,000	144,000	1,888,000	473,000
Power supply units
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,698,000	240,000	4,129,000	478,000	7,613,000	2,656,000
Power supply systems
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	609,000	2,474,000	657,000	4,708,000	241,000	1,482,000
Healthcare diagnostic systems
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,748,000	228,000	1,992,000	413,000	794,000	1,012,000
EV Chargers
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,197,000	2,384,000	4,207,000	4,791,000
Defense systems
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers					10,139,000	8,260,000
North America
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,111,000	2,140,000	2,622,000	4,029,000	6,788,000	6,718,000
Europe
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,239,000	1,842,000	4,719,000	3,752,000	7,492,000	1,879,000
Middle East
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,145,000	2,457,000	6,398,000	4,896,000	10,802,000	9,273,000
Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 9,000	$ 36,000	$ 9,000	$ 148,000	$ 498,000	$ 343,000